Trade and Other Receivables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Sep. 12, 2022
Trade and Other Receivables [Line Items]
VAT receivables	$ 385,110	$ 513,334
Current value added tax receivables			$ 513,334
UK entities accounts	262,734
Australian entities	122,377
Prepayments	1,113,184	1,768,923
Current prepaid expenses	343,434	$ 842,989
Lifezone Limited [Member]
Trade and Other Receivables [Line Items]
VAT receivables	385,110
Non-refundable deposit paid				$ 400,000
Prepayments	835,117
Current prepaid expenses	$ 343,434